Parnassus Value Select ETF

Portfolio of Investments as of September 30, 2025 (unaudited)

		$
Equities	Shares	Market Value ($)

Banks (8.2%)

Bank of America Corp.	6,239		321,870

JPMorgan Chase & Co.	1,185		373,785

			695,655

Capital Markets (8.1%)

S&P Global Inc.	740		360,165

The Charles Schwab Corp.	3,463		330,613

			690,778

Chemicals (3.3%)

Linde plc	595		282,625

Diversified Financial Services (4.2%)

Visa Inc., Class A	1,041		355,377

Diversified Telecommunication Services (4.2%)

Verizon Communications Inc.	8,212		360,917

Equity Real Estate Investment Trusts (4.7%)

CBRE Group Inc., Class Aq	2,542		400,517

Food & Staples Retailing (3.0%)

Sysco Corp.	3,137		258,301

Health Care Providers & Services (3.2%)

UnitedHealth Group Inc.	784		270,715

Independent Power & Renewable Electricity Producers (3.9%)

Brookfield Renewable Corp.	9,700		333,874

Insurance (2.7%)

Willis Towers Watson plc	652		225,233

Interactive Media & Services (5.0%)

Alphabet Inc., Class A	1,740		422,994

Life Sciences Tools & Services (6.5%)

Bio-Rad Laboratories Inc., Class Aq	930		260,763

Thermo Fisher Scientific Inc.	603		292,467

			553,230

Machinery (7.7%)

Cummins Inc.	755		318,889

Deere & Co.	733		335,172

			654,061

Media (2.5%)

Comcast Corp., Class A	6,704		210,640

Multiline Retail (3.6%)

Amazon.com Inc.[q]	1,391	305,422

Pharmaceuticals (4.3%)

AstraZeneca plc, ADR	4,823	370,021

Road & Rail (3.8%)

Union Pacific Corp.	1,363	322,172

Semiconductors & Semiconductor Equipment (10.2%)

Applied Materials Inc.	1,493	305,677

Micron Technology Inc.	1,193	199,613

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,312	366,428

		871,718

Software (7.6%)

Microsoft Corp.	742	384,319

NICE Ltd., ADR[q]	1,816	262,920

		647,239

Specialty Retail (2.9%)

The Home Depot Inc.	607	245,950

Total investment in equities (99.6%)

(cost $7,709,731)		8,477,439

			$		$
Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)		Market Value ($)

Time Deposits (0.4%)

ANZ, London	3.44%	10/01/2025		33,549		33,549

Total short-term securities (0.4%)

(cost $33,549)						33,549

Total securities (100.0%)

(cost $7,743,280)						8,510,988

Other assets and liabilities (0.0%)						(1,461)

Total net assets (100.0%)						8,509,527

q	This security is non-income producing.

plc	Public Limited Company

ADR	American Depositary Receipt